SHORT-TERM BANK LOANS - Components (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans	¥ 10,000,000.0	$ 1,493,045	¥ 15,000,000
Bank of Nanjing
Short-term Debt [Line Items]
Short-term bank loans			4,000,000
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Short-term bank loans	¥ 10,000,000	$ 1,493,045	10,000,000
China Construction Bank
Short-term Debt [Line Items]
Short-term bank loans			¥ 1,000,000